First Trust Industrials-Producer Durables AlphaDEX Fund Annual Fund Operating Expenses - First Trust Industrials-Producer Durables AlphaDEX Fund	Jul. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
First Trust Industrials-Producer Durables AlphaDEX Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.60%

[1]	First Trust Advisors L.P., the Fund’s investment advisor, has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolios securities, and extraordinary expenses) exceed 0.70% of its average daily net assets (the “Expense Cap”) at least through November 30, 2026. The agreement may be terminated by the Trust, on behalf of the Fund, at any time and by the Fund’s investment advisor only after November 30, 2026 upon 60 days’ written notice.